Cover	6 Months Ended
Jul. 02, 2023
Cover [Abstract]
Document Type	S-4/A
Entity Registrant Name	Kenvue Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Amendment Flag	true
Entity Central Index Key	0001944048
Amendment Description	Amendment No. 1